UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

ONE IRON STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, MA 02210	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

Elfun International Equity Fund

Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 95.6% †

Australia – 0.7%
Suncorp Group Ltd.	143,979	$1,506,386
Belgium – 1.4%
Anheuser-Busch InBev S.A.	34,446	3,009,478
Canada – 1.8%
Brookfield Asset Management Inc., Class A	26,732	1,188,939	(a)
Cenovus Energy Inc.	111,740	1,121,203	(a)
Seven Generations Energy Ltd., Class A	142,260	1,694,882	(b)
		4,005,024
China – 1.0%
New Oriental Education & Technology Group Inc. ADR	29,864	2,210,235
France – 12.6%
Air Liquide S.A.	35,781	4,708,704
Airbus SE	31,481	3,955,620
AXA S.A.	125,939	3,386,338
BNP Paribas S.A.	78,223	4,789,019
Schneider Electric SE	53,840	4,333,685
Valeo S.A.	65,668	2,852,623
Vivendi S.A.	148,585	3,826,130
		27,852,119
Germany – 10.5%
Bayer AG	48,899	4,345,475
Fresenius SE & Company KGaA	19,792	1,453,786
HeidelbergCement AG	36,795	2,877,080
Infineon Technologies AG	129,152	2,935,696
KION Group AG	34,048	2,093,604	(a)
SAP SE	45,456	5,596,495
Wacker Chemie AG	16,554	2,082,334
Zalando SE	46,890	1,825,046	(b)
		23,209,516
Hong Kong – 2.3%
AIA Group Ltd.	575,367	5,139,766
India – 1.5%
ICICI Bank Ltd.	768,003	3,237,182
Ireland – 1.7%
Kerry Group PLC, Class A	34,613	3,829,334
Italy – 0.5%
Intesa Sanpaolo S.p.A.	376,910	963,555
Japan – 28.5%
Daikin Industries Ltd.	42,800	5,699,256
Disco Corp.	16,800	2,813,188
FANUC Corp.	18,200	3,432,179
Hoya Corp.	75,400	4,480,785
Kao Corp.	53,500	4,321,072
Keyence Corp.	7,500	4,356,649
Komatsu Ltd.	151,000	4,594,410
Mitsubishi UFJ Financial Group Inc.	801,600	5,004,310
Mitsui Fudosan Company Ltd.	154,518	3,658,044
Murata Manufacturing Company Ltd.	24,097	3,705,191
Nidec Corp.	24,700	3,554,356
Secom Company Ltd.	39,900	3,253,544
Sekisui House Ltd.	194,100	2,960,587
Shimano Inc.	12,800	2,063,371

	Number of Shares	Fair Value
SoftBank Group Corp.	38,001	$3,837,403
Subaru Corp.	100,100	3,066,849
Tokio Marine Holdings Inc.	42,598	2,114,055
		62,915,249
Netherlands – 3.9%
ASML Holding N.V.	28,308	5,290,348
ING Groep N.V.	257,644	3,346,850
		8,637,198
Norway – 2.2%
Equinor ASA	174,592	4,920,470
Portugal – 1.8%
Galp Energia SGPS S.A.	195,485	3,880,382
South Africa – 0.4%
Naspers Ltd., Class N	4,275	921,880
Sweden – 3.1%
Assa Abloy AB, Class B	195,095	3,919,143
Hexagon AB, Class B	50,853	2,979,176
		6,898,319
Switzerland – 9.5%
Givaudan S.A.	1,364	3,369,505
Nestle S.A.	96,149	8,053,758
Novartis AG	52,787	4,561,039
Roche Holding AG	20,761	5,053,161
		21,037,463
Taiwan – 1.2%
Taiwan Semiconductor Manufacturing Company Ltd.	310,900	2,672,887
United Kingdom – 11.0%
AstraZeneca PLC	63,612	4,946,499
BHP Billiton PLC	201,742	4,396,619
Prudential PLC	198,525	4,555,107
Smith & Nephew PLC	165,239	3,015,641
Smiths Group PLC	169,909	3,313,576
Vodafone Group PLC	1,871,955	4,015,646
		24,243,088
Total Common Stock (Cost $176,739,161)		211,089,531

Short-Term Investments – 4.2%

State Street Institutional Treasury Money Market Fund - Premier Class 1.95%	4,650,998	4,650,998	(c,d)
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.01%	4,620,422	4,620,422	(c,d)
Total Short-Term Investments (Cost $9,271,420)		9,271,420
Total Investments (Cost $186,010,581)		220,360,951
Other Assets and Liabilities, net – 0.2%		470,543

NET ASSETS – 100.0%		$220,831,494

Other Information:

The Fund had the following long futures contracts open at September 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	December 2018	27	2,650,568	$2,666,925	$16,357

Elfun International Equity Fund

Schedule of Investments	September 30, 2018 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2018.

Abbreviations:

ADR	American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018.

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun International Equity Fund	Investments in Securities
	Common Stock	$211,089,531	$—	$—	$211,089,531
	Short-Term Investments	9,271,420	—	—	9,271,420

	Total Investments in Securities	$220,360,951	$—	$—	$220,360,951

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$16,357	$—	$—	$16,357

The Fund was invested in the following sectors at September 30, 2018 (unaudited):

Sector	Percentage (based on Fair Value)
Pharmaceuticals	8.58%
Diversified Banks	7.87%
Packaged Foods & Meats	5.39%
Integrated Oil & Gas	4.50%
Life & Health Insurance	4.40%
Building Products	4.36%
Semiconductor Equipment	3.68%
Electrical Components & Equipment	3.58%
Wireless Telecommunication Services	3.56%
Electronic Equipment & Instruments	3.33%
Construction Machinery & Heavy Trucks	3.03%
Semiconductors	2.55%
Application Software	2.54%
Specialty Chemicals	2.47%
Industrial Gases	2.14%
Healthcare Supplies	2.03%
Diversified Metals & Mining	2.00%
Personal Products	1.96%
Aerospace & Defense	1.79%
Movies & Entertainment	1.74%
Electronic Components	1.68%
Diversified Real Estate Activities	1.66%
Property & Casualty Insurance	1.64%
Industrial Machinery	1.56%
Multi-Line Insurance	1.54%
Industrial Conglomerates	1.50%
Security & Alarm Services	1.48%
Automobile Manufacturers	1.39%
Healthcare Equipment	1.37%
Brewers	1.37%
Home Building	1.34%
Construction Materials	1.31%
Auto Parts & Equipment	1.29%
Education Services	1.00%
Leisure Products	0.94%
Internet & Direct Marketing Retail	0.83%
Oil & Gas Exploration & Production	0.77%

Elfun International Equity Fund

Schedule of Investments	September 30, 2018 (Unaudited)

Sector	Percentage (based on Fair Value)
Healthcare Services	0.66%
Asset Management & Custody Banks	0.54%
Cable & Satellite	0.42%

95.79%

Short-Term Investments
Short-Term Investments	4.21%

4.21%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	—	—	18,688,667	14,037,669	—	—	4,650,998	$4,650,998	35,721
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,975,209	10,975,209	21,779,176	28,133,963	—	—	4,620,422	4,620,422	49,659

TOTAL		$10,975,209	$40,467,843	$42,171,632	$—	$—		$9,271,420	$85,380

Notes to Schedule of Investments

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2018 is disclosed in the Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no material transfers between levels for the period ended September 30, 2018.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended September 30, 2018, the Fund entered into futures contracts for the equitization of cash.

Income Taxes

At September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun International Equity Fund	$187,908,018	$42,905,356	$(10,452,423)	$32,452,933

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 26, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date: November 26, 2018